Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments [Abstract]
Impairment charge	$ 10,630,120
Non-marketable investment
Provision for impairment	$ 10,630,120	$ 10,630,120